SHORT-TERM DEBT AND LONG-TERM DEBT - Additional disclosures (Details) R$ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($)	Oct. 31, 2019 BRL (R$)
LOANS AND FINANCING
Loans and financing	R$ 11,109,786	R$ 11,109,786	R$ 14,612,934
Principal amount	2,208,000	2,208,000			$ 395.8
IFRS, Debt Instrument, Face Amount	R$ 2,208,000	2,208,000			395.8
Number of Bilateral Loans Early Settled	2
Repayments of borrowings, classified as financing activities	R$ 775,000	5,116,621	5,084,028	R$ 4,885,083
Working capital
LOANS AND FINANCING
Loans and financing	480,905	480,905	R$ 1,178,557
Global Credit Line
LOANS AND FINANCING
Amount of outstanding balance credit facility	474,000	474,000			$ 85.0
Maximum borrowing capacity	R$ 4,464,000	R$ 4,464,000				R$ 800,000